Note 15 - FLOODING IN THAILAND (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Flooding In Thailand Details
Inventory write-down		$ 1,725
Property, plant and equipment impairment		25
Repairing charges	888	350
Total charges	$ 888	$ 3,947